COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.23

Exception Detail

Run Date - 02/13/2025 9:14:23 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350112567	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Missing evidence of primary residence homeowners insurance premium amount and HOA dues amount (or letter declaring none).	mortgage payment includes escrows. Document received showing SFD not PUD			XXXX	XXXX	XXXX	A	1	XXXX	XXXX	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350112570	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Zero tolerance violation of $XXXX due to increase in broker fee with no valid coc. Please provide evidence of refund along with LOX to borrower and PCCD reflecting cure. All must be issued within 60 days of consummation	Information provided		Reviewer 12/13/2024 03:05 PM; COC provided is not is not valid for the increase in broker fee. refund is required	XXXX	XXXX	XXXX	A	1	XXXX	XXXX	1	3	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350112570	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			XXXX	XXXX	XXXX	A	1	XXXX	XXXX	1	3	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350112575	XXXX	XXXX	XXXX	Credit	UW Credit	UW Credit - UW - Credit Other	Missing evidence of hazard insurance expense and HOA dues (if applicable) for the borrower’s primary residence, as required by guidelines for the Investor Income Doc 30-Year Fixed program. A mortgage statement was not provided to confirm whether taxes and hazard insurance are escrowed, which is necessary for accurate debt ratio calculations.	1008 not required.	Reviewer 01/07/2025 07:54 AM; The primary residence is XXXX with a mortgage with XXXX of $XXXX according to the 1003. The document received was from XXXX

 Reviewer 01/08/2025 05:10 PM; The tax $XXXX and HOI $XXXX is additional monthly payment of $XXXX and was not listed on the final 1003 or 1008 for primary home XXXX. Provide updated 1008 & 1003

 Client 01/09/2025 05:13 PM; Unclear where you are getting that payment for HOI. Documentation in file shows HOI estimate of $XXXX. Updated 1003 provided reflects this and tax payments. Thank you.

 Reviewer 01/09/2025 09:57 PM; Received the updated 1003/ Did not receive the updated 1008

 Reviewer 01/10/2025 12:09 PM; Condition has been reviewed. Thx

																XXXX	XXXX	XXXX	A	1	XXXX	XXXX	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350112575	XXXX	XXXX	XXXX	Credit	UW Credit	UW Credit - UW - Credit Other	Six months of bank statement deposits were used to verify gross rental income for the investment REOs, which does not meet the guideline requirement XXXX. Guidelines require 12-24 months of bank statement documentation to verify that the borrower is receiving the gross rents.	Exception received to use 6 months of receipt of rental income/ Compensating factors: assets after close = $XXXX, good job time, good residence time, good mortgage history, experienced investor.	Reviewer 01/07/2025 07:56 AM; Documents provided did not include any bank statements to verify receipt of rental income as requested.

 Client 01/07/2025 04:31 PM; The guideline is for Type 1: Borrower is self-employed operating a business the income for which is derived from a bank statement analysis, and he/she also owns one or more investment properties. However, the borrower is retired and a majority of the borrowewr’s income is not from rental income (per schedule of reo he only make $XXXX per month from rentals.  Borrower’s main source of income is:&#x0D;
1.Pension $XXXX;
2.Pension $XXXX;
3.Asset Qualifier $XXXX;
XXXX
Based on

 Reviewer 01/08/2025 09:57 AM; Provide exception allowing 6 months bank statement deposits for gross rental income. Guidelines require 12-24 month regardless if it's the primary source of income.

																XXXX	XXXX	XXXX	B	2	XXXX	XXXX	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350112574	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		The loan file is missing verification of hazard insurance expense for the REO listed in Section 3c (Additional Property) of the application, as required by guidelines for the XXXX. Guidelines require the underwriter to verify the actual liens, including balances and PITI, for all properties owned by the borrower(s).	Documents received to verify Tax, HOI & PITI for REO			XXXX	XXXX	XXXX	A	1	XXXX	XXXX	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350112574	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		The loan file is missing verification of the commercial mortgage loan and hazard insurance expense for the REO listed in Section 3e (Additional Property) of the application, as required by guidelines for the Investor Income Qualified Exp AA program. The commercial mortgage loan is reported on the property report for $XXXX, and guidelines require the underwriter to verify the actual liens, including balances and PITI, for all properties owned by the borrower(s).	received documents reflecting owned by XXXX			XXXX	XXXX	XXXX	A	1	XXXX	XXXX	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350112574	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guidelines required Condo with a square footage less than XXXX be approved by senior management. Subject property is a Condo with a gross living area of XXXX square feet.		Compensating factors: long self-employment history of 15 years, low DTI <20%, 787 FICO, high residual income, no derogatory credit on the credit bureau		XXXX	XXXX	XXXX	B	2	XXXX	XXXX	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350112578	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Need an updated final approval with a formal exception approval for payment shock over 5x and Expanded approval with 85% LTV and FICO below 720 as per guideline for program.		exception approval received/ comp factors - 711 score, 25 years credit depth 94% available credit, SE for 16 years, $XXXX reserves.	Client 01/08/2025 05:20 PM; Exception already reflected on loan approval in file. Please provide additional clarity regarding this finding. Reviewer 01/09/2025 10:18 AM; Formal exception not provided. Sr mgmt discretion listed on approval only allowed to 5.0x payment shock per guidelines.	XXXX	XXXX	XXXX	B	2	XXXX	XXXX	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350112571	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Primary residence not permitted on condotels.		Compensating factors: DTI 35.60 well below maximum DTI of 50%, mortgage history paid as agreed, significant assets of $XXXX in reserve.		XXXX	XXXX	XXXX	B	2	XXXX	XXXX	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350112571	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Verification of PITIA for XXXX missing from file.	Received PITIA for XXXX			XXXX	XXXX	XXXX	A	1	XXXX	XXXX	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350112577	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		SEQ was not signed by the lender.	received lender signed SEQ			XXXX	XXXX	XXXX	A	1	XXXX	XXXX	1	13	C	A	C	A	A	A	A	A		Non-QM	1